Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value represents the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is determined using a fair value hierarchy established by U.S. GAAP, based on the inputs used to measure fair value. Level 1 inputs are unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 inputs are inputs other than quoted market prices that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable and significant to the fair value. The methods used may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values.
The following table represents the investments measured at fair value as of December 31, 2025 and 2024, with respect to the established fair value hierarchy level:

		December 31,
	Level	2025	2024

Investments in registered investment companies	1	$129,611,824	$93,555,373
Dream Finders Homes Stock Fund	1	562,353	569,112
Collective trust	see below	2,452,316	2,323,015
Total investments measured at fair value		$132,626,493	$96,447,500
The fair value of investments in registered investment companies—such as money market and mutual funds—and in the Dream Finders Homes Stock Fund—comprised of common stock of the Company and cash—are determined based on quoted market prices in active markets. The fair value of participation units held in the collective trust are measured based on the net asset value (“NAV”) per unit practical expedient and, as a result, have not been classified in the fair value hierarchy. The collective trust provides for daily redemptions by the Plan at reported NAV per unit, with no advance notice requirement. The collective trust in which the Company invests has no withdrawal restrictions for participant-initiated or Plan sponsor withdrawals.
See Schedule H, Line 4i herein for a list of all investments in registered investment companies, the Dream Finders Homes Stock Fund and the collective trust.